Loans and Bonds Payable	12 Months Ended
Dec. 31, 2022
Short-term loans [member]
Statement [LineItems]
Loans and Bonds Payable
18.	SHORT-TERM LOANS

December 31, 2021
NT$
(In Millions)
Unsecured loans
Amount	$114,921.3

December 31, 2021
NT$
(In Millions)
Loan content
EUR (in millions)	$3,652.9
Annual interest rate	(0.73)%-0%
Maturity date	Due by June 2022

Bonds payable [member]
Statement [LineItems]
Loans and Bonds Payable
19.	BONDS PAYABLE

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Domestic unsecured bonds	$312,448.0	$379,526.0
Overseas unsecured bonds	304,414.0	476,051.5
Less: Discounts on bonds payable	(2,391.4)	(3,141.1)
Less: Current portion	(4,400.0)	(18,100.0)

	$610,070.6	$834,336.4

The major terms of domestic unsecured bonds are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
NT$ unsecu r ed bonds
101-3	—	October 2012 to October 2022	$4,400.0	1.53%	Bullet repayment; interest payable annually
101-4	C	January 2013 to January 2023	3,000.0	1.49%	The same as above
102-1	C	February 2013 to February 2023	3,600.0	1.50%	The same as above
102-2	B	July 2013 to July 2023	3,500.0	1.70%	The same as above
102-4	D	September 2013 to March 2021	2,600.0	1.85%	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
	E	September 2013 to March 2023	5,400.0	2.05%	The same as above
	F	September 2013 to September 2023	2,600.0	2.10%	Bullet repayment; interest payable annually

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
109-1	A	March 2020 to March 2025	$3,000.0	0.58%	Bullet repayment; interest payable annually
	B	March 2020 to March 2027	10,500.0	0.62%	The same as above
	C	March 2020 to March 2030	10,500.0	0.64%	The same as above
109-2	A	April 2020 to April 2025	5,900.0	0.52%	The same as above
	B	April 2020 to April 2027	10,400.0	0.58%	The same as above
	C	April 2020 to April 2030	5,300.0	0.60%	The same as above
109-3	A	May 2020 to May 2025	4,500.0	0.55%	The same as above
	B	May 2020 to May 2027	7,500.0	0.60%	The same as above
	C	May 2020 to May 2030	2,400.0	0.64%	The same as above
109-4	A	July 2020 to July 2025	5,700.0	0.58%	Two equal installments in last two years; interest payable annually
	B	July 2020 to July 2027	6,300.0	0.65%	The same as above
	C	July 2020 to July 2030	1,900.0	0.67%	The same as above
109-5	A	September 2020 to September 2025	4,800.0	0.50%	The same as above
	B	September 2020 to September 2027	8,000.0	0.58%	The same as above
	C	September 2020 to September 2030	2,800.0	0.60%	The same as above
109-6 (Green bond)	A	December 2020 to December 2025	1,600.0	0.40%	The same as above
	B	December 2020 to December 2027	5,600.0	0.44%	The same as above
	C	December 2020 to December 2030	4,800.0	0.48%	The same as above
109-7	A	December 2020 to December 2025	1,900.0	0.36%	The same as above
	B	December 2020 to December 2027	10,200.0	0.41%	The same as above
	C	December 2020 to December 2030	6,400.0	0.45%	The same as above
110-1	A	March 2021 to March 2026	4,800.0	0.50%	Bullet repayment; interest payable annually
	B	March 2021 to March 2028	11,400.0	0.55%	The same as above
	C	March 2021 to March 2031	4,900.0	0.60%	The same as above

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
110-2	A	May 2021 to May 2026	$5,200.0	0.50%	Bullet repayment; interest payable annually
	B	May 2021 to May 2028	8,400.0	0.58%	The same as above
	C	May 2021 to May 2031	5,600.0	0.65%	The same as above
110-3	A	June 2021 to June 2026	6,900.0	0.52%	The same as above
	B	June 2021 to June 2028	7,900.0	0.58%	The same as above
	C	June 2021 to June 2031	4,900.0	0.65%	The same as above
110-4	A	August 2021 to August 2025	4,000.0	0.485%	The same as above
	B	August 2021 to August 2026	8,000.0	0.50%	The same as above
	C	August 2021 to August 2028	5,400.0	0.55%	The same as above
	D	August 2021 to August 2031	4,200.0	0.62%	The same as above
110-6	A	October 2021 to April 2026	3,200.0	0.535%	The same as above
	B	October 2021 to October 2026	6,900.0	0.54%	The same as above
	C	October 2021 to October 2028	4,600.0	0.60%	The same as above
	D	October 2021 to October 2031	1,600.0	0.62%	The same as above
110-7	A	December 2021 to December 2026	7,700.0	0.65%	The same as above
	B	December 2021 to June 2027	3,500.0	0.675%	The same as above
	C	December 2021 to December 2028	5,500.0	0.72%	The same as above
111-1 (Green bond)	A	January 2022 to January 2027	2,100.0	0.63%	The same as above
	B	January 2022 to January 2029	3,300.0	0.72%	The same as above
111-2	A	March 2022 to September 2026	3,000.0	0.84%	The same as above
	B	March 2022 to March 2027	9,600.0	0.85%	The same as above
	C	March 2022 to March 2029	1,600.0	0.90%	The same as above
111-3 (Green bond)	-	May 2022 to May 2027	6,100.0	1.50%	The same as above
111-4 (Green bond)	A	July 2022 to July 2026	1,200.0	1.60%	The same as above
	B	July 2022 to July 2027	10,100.0	1.70%	The same as above

Issuance	Tranche	Issuance Period	Total A m ount NT$ (In Millions)		Coupon Rate	Repayment and Interest Payment
111-4 (Green bond)	C	July 2022 to July 2029		$1,200.0	1.75%	Bullet repayment; interest payable annually
	D	July 2022 to July 2032		1,400.0	1.95%	The same as above
111-5	A	August 2022 to June 2027		2,000.0	1.65%	The same as above
	B	August 2022 to August 2027		8,900.0	1.65%	The same as above
	C	August 2022 to August 2029		2,200.0	1.65%	The same as above
	D	August 2022 to August 2032		2,500.0	1.82%	The same as above
111-6 (Green bond)	A	October 2022 to October 2027		5,700.0	1.75%	The same as above
	B	October 2022 to October 2029		1,000.0	1.80%	The same as above
	C	October 2022 to October 2032		3,500.0	2.00%	The same as above

						(Concluded)

Issuance	Tranche	Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
US$ unsecured bonds
109-1	—	September 2020 to September 2060	US$	1,000.0	2.70%	Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
110-5	—	September 2021 to September 2051		1,000.0	3.10%	The same as above
The major terms of overseas unsecured bonds are as follows:

Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
September 2020 to September 2025	US$	1,000.0	0.75%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
September 2020 to September 2027	US$	750.0	1.00%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
September 2020 to September 2030		1,250.0	1.375%	The same as above
April 2021 to April 2026		1,100.0	1.25%	The same as above
April 2021 to April 2028		900.0	1.75%	The same as above
April 2021 to April 2031		1,500.0	2.25%	The same as above
October 2021 to October 2026		1,250.0	1.75%	The same as above
October 2021 to October 2031		1,250.0	2.50%	The same as above
October 2021 to October 2041		1,000.0	3.125%	The same as above
October 2021 to October 2051		1,000.0	3.25%	The same as above
April 2022 to April 2027		1,000.0	3.875%	The same as above
April 2022 to April 2029		500.0	4.125%	The same as above
April 2022 to April 2032		1,000.0	4.25%	The same as above
April 2022 to April 2052		1,000.0	4.50%	The same as above
July 2022 to July 2027		400.0	4.375%	The same as above
July 2022 to July 2032		600.0	4.625%	The same as above

The Company issued domestic unsecured bonds during the period from January 1, 2023 to April 20, 2023, the major terms are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
NT$ unsecured bonds
112-1 (Green bond)	A	March 2023 to March 2028	$12,200.0	1.54%	Bullet repayment; interest payable annually
	B	March 2023 to March 2030	2,300.0	1.60%	The same as above
	C	March 2023 to March 2033	4,800.0	1.78%	The same as above

Long-term bank loans [member]
Statement [LineItems]
Loans and Bonds Payable
20.	LONG-TERM BANK LOANS

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Unsecured loans	$3,510.0	$6,013.3
Less: Discounts on government grants	(34.2)	(39.4)
Less: Current portion	(166.7)	(1,213.9)

	$3,309.1	$4,760.0

Loan content
Annual interest rate	0.40%-0.90%	1.03%-1.23%
Maturity date	Due by September 2026	Due by December 2027
The long-term bank loans of the Company are with preferential interest rates subsidized by the government, and the loans are used to fund capital expenditure qualifying for the subsidy.